Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Estimated Useful Lives of Intangible Assets	Intangible assets consist of the following (in thousands):

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At January 1, 2021	$356,521	$988,408	$6,860	$253,431	$1,605,220
Additions	—	131,161	395	118,661	250,217
Additions acquired through business combinations (1)	27,006	7,279	1,692	9,899	45,876
Disposals	—	(3)	—	(11)	(14)
Foreign exchange movements	(1,242)	(2,116)	(52)	(122)	(3,532)
At December 31, 2021	382,285	1,124,729	8,895	381,858	1,897,767
Additions	—	374,384	320	140,624	515,328
Additions acquired through business combinations (1)	49,997	28,780	2,500	12,655	93,932
Transfers	—	(5,429)	—	5,429	—
Foreign exchange movements	(642)	(25,810)	(55)	(1,169)	(27,676)
At December 31, 2022	$431,640	$1,496,654	$11,660	$539,397	$2,479,351
Accumulated amortization and impairment
At January 1, 2021	$-	$(217,015)	$(3,626)	$(105,251)	$(325,892)
Amortization for year	—	(132,592)	(451)	(68,591)	(201,634)
Impairment for year	—	(11,779)	—	-	(11,779)
Disposals	—	3	—	(30)	(27)
Foreign exchange movements	—	1,115	(64)	171	1,222
At December 31, 2021	—	(360,268)	(4,141)	(173,701)	(538,110)
Amortization for year	—	(170,439)	(917)	(106,730)	(278,086)
Impairment for year	(29,336)	(83,442)	—	(4,009)	(116,787)
Transfers	—	3,627	—	(3,627)	—
Foreign exchange movements	—	2,543	(155)	(926)	1,462
At December 31, 2022	$(29,336)	$(607,979)	$(5,213)	$(288,993)	$(931,521)
Net book value
At December 31, 2021	$382,285	$764,461	$4,754	$208,157	$1,359,657
At December 31, 2022	$402,304	$888,675	$6,447	$250,404	$1,547,830

(1)
Refer to Note 31, Business combinations.

Summary of Goodwill by Cash Generating Unit

The goodwill amounts for each CGU or groups of CGUs consists of the following at December 31 (in thousands):

	2021	2022
CGU
Marketplace (FF.com)	$176,776	$226,131
Browns - Platform	19,015	—
CuriosityChina	3,039	3,039
Brand Platform - New Guards	181,381	171,060
Farfetch Platform Solutions	2,074	2,074
Total Goodwill	$382,285	$402,304

Summary of Key Assumptions of Change to Recoverable Amount of Each Cash Generating Unit

The recoverable amount of each CGU would equal its carrying amount if the key assumptions were to change as follows:

	Marketplace (FF.com)	FPS	CuriosityChina	Brand Platform – New Guards
Budgeted annual revenue growth (change in pp)	(2.5)	(39.9)	(62.0)	(13.7)
Post-tax discount rate (change in pp)	1.3	41.5	32.1	6.3
Budgeted gross profit margin (change in pp)	(2.1)	(3.7)	(21.0)	(6.6)
Long term growth rate (change in pp)	(6.4)	(148.3)	(272.4)	(13.8)